Financial Liabilities at Amortised Cost (Details) - Schedule of Senior Bonds by Currency - Senior Bonds [Member] - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities at Amortised Cost (Details) - Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	$ 7,925,385	$ 7,080,472
Santander bonds in UF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	3,632,979	3,510,708
Santander bonds in USD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	2,424,045	2,215,515
Santander bonds in CHF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	637,203	644,780
Santander bonds in Ch [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	619,386	223,467
Santander bonds in AUD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	116,515	122,611
Current bonds in JPY [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	323,922	203,512
Santander bonds in EUR [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Senior Bonds by Currency [Line Items]
Issued debt instruments	$ 171,335	$ 159,879